As filed with the Securities and Exchange Commission on August 10, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2004

Date of reporting period: March 31, 2004

Item 1. Report to Stockholders.

ANNUAL REPORT
For the Year Ended
March 31, 2004

Dear Fellow Shareholder:

It seems hard to believe that this report marks The Teberg Fund’s second anniversary. In our busy world we all seem to wonder where the time goes, but this two-year period has flown by especially fast for us. We’ve tried hard to acknowledge and appreciate each milestone in our first two years of operation and this reporting period has certainly provided some worth noting.

Perhaps most significant is that The Teberg Fund ended its second year on March 31, 2004 with over $29 million in net assets. This is a respectable number for any new fund, but a major accomplishment for one started by a private firm in Duluth, Minnesota. This is well ahead of the goal set forth in our five-year business plan to reach $25 million in assets by 2007. You, our shareholders, deserve the credit for this remarkable growth, and we thank each of you for your support and confidence.

We’re also pleased to report that The Teberg Fund outperformed the three major indexes with a cumulative two-year total return of 17.21% from April 1, 2002 (its inception date) through March 31, 2004. For the same period, the S&P 500 (the Fund’s benchmark) produced a 1.75% return, the Dow 4.21% and the NASDAQ 8.19%. (Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance data quoted.  Performance data current to the most recent month end may be obtained by calling (866) 209-1964.)

To put this in very real terms, we have included a chart following our letter in this report showing the growth of a hypothetical $10,000.00 investment during this two-year period. The Teberg Fund has a significant lead over the indexes with an ending value of $11,721.00, $1,547.00 more in earnings (after expenses) than the S&P 500.

We were able to produce these results even though our total return lagged behind the indexes for the one-year period from March 31, 2003 through March 31, 2004 which this report covers. We’re certainly not complaining about the 19.48% total return netted during this period. It’s a great improvement over the -1.90% we reported at the end of our first year following a very serious market correction that caused the S&P 500 to drop 24.75%.

This reporting period represented a dramatic turnaround for the entire market and pushed the indexes to very respectable returns of 35.12% for the S&P 500, 33.53% for the Dow and 49.38% for the NASDAQ. As expected, our conservative strategy did not out pace more aggressive investments in a rapidly rising market. Our plan is to hang onto our principal when the markets get rough and advance at a slower, steady pace during good times. Our two-year return is evidence that our strategy is working as planned. This philosophy is not as exciting as taking the

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wild swings that the market has produced in the past two years, but we think our shareholders can get their excitement from activities other than watching their assets dramatically rise and fall.

The Schedule of Investments included in this report shows that The Teberg Fund owns what we consider a diversified portfolio of 36 other mutual funds. This mix includes small cap, mid cap and large cap equity funds, a variety of high yield bond funds and a money market fund. This diversified portfolio is exactly what we envisioned when we launched The Teberg Fund. Whether your account is $25,000.00 or a million dollars, you own this mix of 36 separate funds representing many fund families.

We hope this portfolio is what you had in mind when you opened your account with The Teberg Fund and that you’re pleased with the results we’ve been able to accomplish. We thank our charter shareholders who have been with us for most of our two-year history and welcome those who have recently opened accounts. Together we are marking the end of another memorable year.

Sincerely,

Curtis A. Teberg
Portfolio Manager

The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which they invest. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but not limited to, risks involved with non-diversification and investments in smaller capitalization companies and lower rated securities.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

This material must be preceded or accompanied by a prospectus. (05/04)

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Total Return:		Since	Since
	One	Inception	Inception
	Year	(Cumulative)	(Annualized*)
The Teberg Fund (Inception April 1, 2002)	19.48%	17.21%	8.26%
S&P 500 Index	35.12%	1.75%	0.87%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-209-1964.

* Average Annual Total Return represents the average change in account value over the periods indicated.

The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indices do not incur expenses and are not available for investment.

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The Teberg Fund
SCHEDULE OF INVESTMENTS at March 31, 2004

Shares		Market Value

	Domestic Equity Funds: 30.25%
14,356	AIM Constellation Fund - Institutional Class #	$335,638
21,805	AIM Large Cap Growth Fund - Investor Class #	204,093
49,573	AIM Weingarten Fund - Class A #	613,719
34,369	American AMCAP Fund - Class A	594,232
10,552	American Century Ultra Fund - Investor Class #	290,827
4,008	American EuroPacific Growth Fund - Class A	129,308
42,961	American Washington Mutual Investors Fund - Class A	1,250,581
21,542	Brandywine Fund, Inc. #	540,497
5,150	Columbia Acorn Fund - Class Z	124,584
2,389	FPA Capital Fund	93,094
2,629	Fidelity Advisor Equity Growth Fund - Institutional Class #	123,914
9,564	Fidelity Advisor Growth Opportunities Fund - Institutional Class	274,197
10,801	Fidelity Growth & Income Portfolio	388,927
12,963	Franklin Flex Cap Growth Fund - Class A #	446,722
11,258	Gabelli Asset Fund - Class AAA	420,700
30,070	Gabelli Westwood Equity Fund - Class AAA	270,030
2,380	INVESCO Leisure Fund - Class A #	101,926
23,245	Janus Fund #	531,856
7,369	Janus Twenty Fund	281,270
14,630	John Hancock Large Cap Select Fund - Class A	263,918
14,858	John Hancock Small Cap Equity Fund - Class A #	255,268
14,946	MFS Mid Cap Growth Fund - Class A #	124,801
49,548	Putnam OTC & Emerging Growth Fund - Class A #	346,341
8,912	SAFECO Growth Opportunities Fund - Investor Class #	234,734
16,495	Seligman Comunications and Information Fund, Inc. - Class A #	401,994
14,495	Strategic Partners Funds - Nicholas Applegate Growth Equity Fund - Class A #	126,103
1,557	Weitz Series Fund, Inc. - Value Fund	58,809

	Total Domestic Equity Funds
	(Cost $7,265,822)	8,828,083

	Fixed Income Funds: 65.36%
1,965	AIM High Yield Fund - Class A	8,668
397,574	BlackRock High Yield Bond Portfolio - Institutional Class	3,224,322
1,538,295	Franklin AGE High Income Fund - Class A	3,215,037
610,147	John Hancock High Yield Bond Fund - Class A	3,276,487
230,800	Nations High Yield Bond Fund - Investor Class A	2,259,537
488,209	Scudder High Income Plus Fund - Investor Class	3,710,389
471,773	Seligman High Yield Bond Fund - Class A	1,641,768
410,097	SunAmerica High Yield Bond Fund - Class A	1,734,711

	Total Fixed Income Funds	19,070,919
	(Cost $18,484,228)

See accompanying Notes to Financial Statements.

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The Teberg Fund
SCHEDULE OF INVESTMENTS at March 31, 2004

Shares		Market Value

	Money Market Funds: 5.18%
1,510,814	Cash Trust Series II - Treasury Cash Series II	$1,510,814

	Total Money Market Funds	1,510,814
	(Cost $1,510,814)
	Total Investments (Cost $27,260,864): 100.79%	29,409,816
	Liabilities in Excess of Other Assets: (0.79%)	(230,095)

	Net Assets: 100.00%	$29,179,721

# Non-income producing security.
See accompanying Notes to Financial Statements.

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The Teberg Fund
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S
at March 31, 2004

ASSETS
Investments in securities, at value
(identified cost $27,260,864)	$29,409,816
Cash	1,749
Receivables
Dividends and interest	10,141
Prepaid expenses	1,003
Total assets	29,422,709

LIABILITIES
Payables
Fund shares redeemed	166,809
Due to advisor	39,069
Distribution fees	6,097
Administration fees	4,878
Transfer agent fees	4,635
Fund accounting fees	4 ,051
Custodian fees	895
Audit fees	15,404
Accrued other expenses	1,150
Total liabilities	242,988

NET ASSETS	$29,179,721

Net asset value, offering and redemption price per share
[$29,179,721/2,667,609 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$10.94

COMPONENTS OF NET ASSETS
Paid-in capital	$26,804,510
Undistributed net investment income	187,387
Accumulated net realized gain on investments	38,872
Net unrealized appreciation on investments	2,148,952
NET ASSETS	$29,179,721

See accompanying Notes to Financial Statements.

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The Teberg Fund
S T A T E M E N T O F O P E R A T I O N S
For the Year Ended March 31, 2004

INVESTMENT INCOME
Income
Dividends	$1,095,562
Interest	21,944
Total income	1,117,506

Expenses
Advisory fees (Note 3)	362,076
Administration fees (Note 3)	48,276
Distribution fees (Note 4)	46,483
Transfer agent fees	25,652
Fund accounting fees	24,833
Audit fees	17,932
Trustee fees	7,307
Legal fees	6,700
Custody fees	5,265
Registration fees	5,222
Other	4,874
Insurance fees	1,971
Shareholder reporting	199
Total expenses	556,790
Add: expenses recouped by advisor (Note 3)	26,452
Net expenses	583,242
Net investment income	534,264

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,349,210
Capital gain distributions from regulated investment companies	16,422
Net change in unrealized appreciation on investments	1,983,996
Net realized and unrealized gain on investments	3,349,628
Net Increase in Net Assets Resulting from Operations	$3,883,892

See accompanying Notes to Financial Statements.

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The Teberg Fund
S T A T E M E N T O F C H A N G E S I N N E T A S S E T S

	Year	Year
	Ended	Ended
	March 31, 2004	March 31, 2003 (1)

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$534,264	$213,444
Net realized gain/(loss) on security transactions	1,349,210	(188,236)
Capital gain distributions from regulated investment companies	16,422
Net change in unrealized appreciation on investments	1,983,996	164,956
Net increase in net assets resulting from operations	3,883,892	190,164

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(438,749)	(121,572)
From net realized gains on security transactions	(1,138,524)	-
	(1,577,273)	(121,572)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase in net assets derived from net change
in outstanding shares (a)	8,929,914	17,874,596
Total increase in net assets	11,236,533	17,943,188

NET ASSETS
Beginning of year	17,943,188	-
End of year	$29,179,721	$17,943,188

Includes undistributed net investment income of:	$187,387	$91,872

(a)A summary of share transactions is as follows:

	Year		Year
	Ended		Ended
	March 31, 2004		March 31, 2003 (1)
	Shares	Paid in Capital	Shares	Paid in Capital
Shares sold	716,332	$7,776,567	1,842,899	$17,867,357
Shares reinvested	146,451	1,577,273	12,637	121,572
Shares redeemed	(38,620)	(423,926)	(12,090)	(114,333)
Net increase	824,163	$8,929,914	1,843,446	$17,874,596

(1) Fund commenced operations on April 1, 2002.

See accompanying Notes to Financial Statements.

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The Teberg Fund
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each year

	Year	Year
	Ended	Ended
	March 31, 2004	March 31, 2003(1)
Net asset value, beginning of year	$9.73	$10.00

Income from investment operations:
Net investment income(2)	0.21	0.13
Net realized and unrealized gain/(loss) on investments	1.68	(0.32)
Total from investment operations	1.89	(0.19)

Less Distributions:
From net investment income	(0.19)	(0.08)
From net realized gain on investments	(0.49)	0.00
Total distributions	(0.68)	(0.08)

Net asset value, end of year	$10.94	$9.73

Total return	19.48%	(1.90%)

Ratios/supplemental data:
Net assets, end of year (thousands)	$29,180	$17,943
Ratio of expenses to average net assets: (3)
Before expense reimbursement/recoupment	2.31%	2.93%
After expense reimbursement/recoupment	2.42%	2.50%
Ratio of net investment income to average net assets(3)
After expense reimbursement/recoupment	2.22%	1.95%
Portfolio turnover rate	88.41%	84.10%

(1)	The Fund commenced operations on April 1, 2002.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS at March 31, 2004

NOTE 1 – ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B. Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E. Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended March 31, 2004, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the year ended March 31, 2004, the Fund incurred $362,076 in advisory fees.

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The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average net assets (the “expense cap”). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended March 31, 2004, the Advisor recouped $45,545 of such expenses it previously reimbursed to the Fund. There were no expenses subject to recapture pursuant to the aforementioned conditions at March 31, 2004. For the year ended March 31, 2004 the Advisor waived $19,093 in 12b-1 fees received from underlying funds that were purchased through a broker affiliated with the Advisor. The 12b-1 fees received by the Fund were used to reduce the amount recouped by the advisor and are included in the advisory fee recoupment in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

For the year ended March 31, 2004, the Fund incurred $48,276 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the Fund Accountant and Transfer Agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 – DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of to 0.25% of the Fund’s average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordination”. For the year ended March 31, 2004, the Fund paid the Distribution Coordinator $46,483.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $25,449,635 and $18,261,974 respectively.

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NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during years ended March 31, 2004 and 2003 were as follows:

	2004	2003
Ordinary Income	$1,577,273	$ 121,572
Long-term capital gains	0	0
	$1,577,273	$ 121,572

As of March 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$27,261,105

Gross tax unrealized appreciation	2,165,629
Gross tax unrealized depreciation	(16,918)
Net tax unrealized appreciation	$2,148,711

Undistributed ordinary income	$226,500
Undistributed long-term capital gain	0
Total distributable earnings	$226,500

Other accumulated gains/(losses)	$0
Total accumulated earnings/(losses)	$2,375,211

As of March 31, 2004, the Fund utilized the prior year capital loss carryforward of $180,302.

NOTE 7 – CHANGE OF AUDITORS

On June 13, 2003, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent accountants for The Teberg Fund (the “Fund”), a series of Advisors Series Trust (the “Company”). On June 13, 2003, the Company retained Tait, Weller & Baker (“Tait”) as the independent accountants for the Fund. The retention of Tait as the independent accountants of the Fund has been approved by the Company’s Audit Committee and Board of Trustees.

The reports of PwC on the financial statements of the Fund for the year ended March 31, 2003 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the year ended March 31, 2003 and through June 13, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

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REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders of
Advisors Series Trust
Milwaukee, Wisconsin

We have audited the accompanying statement of assets and liabilities of The Teberg Fund, a series of Advisors Series Trust, including the schedule of investments, as of March 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the year ended March 31, 2003 were audited by other auditors, whose report dated May 12, 2003 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Teberg Fund as of March 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
April 23, 2004

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ADDITIONAL TAX INFORMATION (Unaudited)

The Teberg Fund designates 2% of the dividends declared from net investment income during the year ended March 31, 2004 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended March 31, 2004, 2% of the ordinary distributions paid by The Teberg Fund qualify for the dividend received deduction available to corporate shareholders.

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This chart provides information about the Trustees and
Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES (Unaudited)

Name, Age
Address		Number of
Position held with Fund	Trustee	Funds in Complex
Principal Occupation(s) and other	of Fund	Overseen
Directorships during past five years	Since	By Trustee

Walter E. Auch, Born 1921	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant.
Other Directorships: Nicholas-Applegate Funds,
Citigroup, Pimco Advisors, LLP and Senele Group

James Clayburn LaForce, Born 1927	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, Black Rock Funds, Jacobs Engineering,
Arena Pharmaceuticals, Cancervax

Donald E. O'Connor, Born 1936	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive Vice President and Chief Operating
Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Reitred; formerly President, Hotchkis and Wiley Funds (mutual funds)
from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Born 1939	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Senior Vice President, Information Services, Federal Home Loan Bank of San
Francisco.
Other Directorships: None

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INTERESTED TRUSTEES AND OFFICERS (Unaudited)

Name, Age
Address		Number of
Position held with Fund	Trustee	Funds in Complex
Principal Occupation(s) and other	of Fund	Overseen
Directorships during past five years	Since	By Trustee

Eric M. Banhazl, Born 1957	1997	1
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the Fund's administrator
(since July 2001); Treasurer, Investec Funds; formerly, Executive Vice President,
Investment Company Administration, LLC ("ICA") (The Fund's former administrator).

Rodney A. DeWalt, Born 1967	2003	1
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S. Bacorp Fund Services, LLC (since
January 2003); Thrivent Financial for Lutherans from 2000 to 2003; Attorney
Private Practice, 1997 to 2000.

Douglas G. Hess, Born 1967	2003	1
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

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Advisor
First Associated Investment Advisors
5161 Miller Trunk Highway
Duluth, MN 55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1964

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Auditors
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-866-209-1964.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/04	FYE 3/31/03

Audit Fees	$13,000	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$1,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

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The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2004	FYE 3/31/2003

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrants Board of Trustees.

Item 10. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 11. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 7/22/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 7/22/04

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 7/26/04

* Print the name and title of each signing officer under his or her signature.

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